Leases (Operating Leases) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 29, 2011	Jun. 30, 2010	Jun. 24, 2009
Leases
Minimum lease renewal term at Company's option, years	1
Maximum lease renewal term at Company's option, years	35
Rent expense for operating leases	$ 101.0	$ 102.5	$ 117.5
Contingent rent included in rent expense	$ 4.1	$ 4.7	$ 6.5